Condensed Consolidated Interim Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	495,000,000	495,000,000	495,000,000
Common stock, shares outstanding	1,445,558	688,272	429,953
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding	0	0	0
Common stock, shares issued	1,445,558	688,272
Preferred stock, shares issued	0	0